Liability for Future Policy Benefits (Benefit Reserves) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Liability for Future Policy Benefit, Expected Future Policy Benefit [Roll Forward]
Balance, end of period, post-flooring	[1]	$ 20,829,033	$ 21,510,749
Interest accrual		433,631	344,789
Other Businesses
Liability for Future Policy Benefit, Expected Future Policy Benefit [Roll Forward]
Balance, beginning of period		2,902
Balance after transition, at current discount rate		2,127	2,902
Total
Liability for Future Policy Benefit, Expected Future Policy Benefit [Roll Forward]
Balance, beginning of period		21,177,064
Balance after transition, at current discount rate		18,042,105	21,177,064
Term Life
Liability for Future Policy Benefit, Expected Net Premium [Roll Forward]
Balance, beginning of period		12,485,056	12,791,701
Effect of cumulative changes in discount rate assumptions, beginning of period		(1,826,120)	(2,461,823)
Balance at original discount rate, beginning of period		10,658,936	10,329,878
Effect of assumption update			1,295,294	$ 39,089
Effect of actual variances from expected experiences and other activity			(112,661)	246,712
Adjusted balance, beginning of period			11,841,569	10,615,679
Issuances		439,874	747,703
Net Premium / Consideration Collected		(1,339,902)	(1,193,642)
Interest accural		525,149	489,196
Balance at original discount rate, end of period		11,466,690	10,658,936
Effect of cumulative changes in discount rate assumptions, end of period		(554,896)	1,826,120
Balance, end of period		10,911,794	12,485,056
Liability for Future Policy Benefit, Expected Future Policy Benefit [Roll Forward]
Balance, beginning of period		20,937,097	21,897,943
Effect of cumulative changes in discount rate assumptions, beginning of period		(3,607,275)	(4,893,834)
Balance at original discount rate, beginning of period		17,329,822	17,004,109
Effect of assumption update			1,756,995	40,236
Effect of actual variance from expected experience and other activity			(206,175)	268,005
Adjusted balance, beginning of period			18,880,642	17,312,350
Issuances		439,874	747,703
Interest accrual		888,525	832,663
Benefit Payments		(1,416,823)	(1,566,091)
Other adjustments		5,068	3,197
Balance at original discount rate, end of period		18,797,286	17,329,822	17,004,109
Effect of cumulative changes in discount rate assumptions, end of period		(962,035)	3,607,275
Balance after transition, at current discount rate		17,835,251	20,937,097
Balance, end of period, pre-flooring		6,923,457	8,452,041
Flooring impact, end of period		0	951
Balance, end of period, post-flooring		6,923,457	8,452,992
Less: Reinsurance Recoverable		6,497,257	7,855,802
Balance after transition, net of reinsurance recoverable		426,200	597,190
Term Life | Gross Basis
Liability for Future Policy Benefit, Expected Future Policy Benefit [Roll Forward]
Undiscounted expected future gross premiums		22,223,836	24,005,621
Discounted expected future gross premiums (at original discount rate)		15,322,180	16,246,950
Discounted expected future gross premiums (at current discount rate)		14,587,657	19,102,730
Undiscounted expected future benefits and expenses		29,330,574	27,127,403
Interest accrual		363,375	343,467
Gross premiums		$ 1,831,360	$ 1,822,261
Weighted-average duration of the liability in years (at original discount rate)		11 years	10 years
Weighted-average duration of the liability in years (at current discount rate)		10 years	11 years
Weighted-Average Interest Rate (At Original Discount Rate)		5.23%	5.30%
Weighted-average interest rate (at current discount rate)		5.39%	2.55%
Fixed Annuities
Liability for Future Policy Benefit, Expected Net Premium [Roll Forward]
Balance, beginning of period		$ 0	$ 0
Effect of cumulative changes in discount rate assumptions, beginning of period		0	0
Balance at original discount rate, beginning of period		0	0
Effect of assumption update			0	0
Effect of actual variances from expected experiences and other activity			(1,143)	0
Adjusted balance, beginning of period			(1,143)	0
Issuances		30,469	29,700
Net Premium / Consideration Collected		(29,326)	(29,700)
Interest accural		0	0
Balance at original discount rate, end of period		0	0
Effect of cumulative changes in discount rate assumptions, end of period		0	0
Balance, end of period		0	0
Liability for Future Policy Benefit, Expected Future Policy Benefit [Roll Forward]
Balance, beginning of period		237,065	237,094
Effect of cumulative changes in discount rate assumptions, beginning of period		(16,704)	(27,090)
Balance at original discount rate, beginning of period		220,361	210,004
Effect of assumption update			0	0
Effect of actual variance from expected experience and other activity			(1,639)	(1,422)
Adjusted balance, beginning of period			218,722	208,582
Issuances		30,469	29,700
Interest accrual		7,836	7,454
Benefit Payments		(27,138)	(25,328)
Other adjustments		(286)	(47)
Balance at original discount rate, end of period		229,603	220,361	210,004
Effect of cumulative changes in discount rate assumptions, end of period		(24,876)	16,704
Balance after transition, at current discount rate		204,727	237,065
Balance, end of period, pre-flooring		204,727	237,065
Flooring impact, end of period		0	0
Balance, end of period, post-flooring		204,727	237,065
Less: Reinsurance Recoverable		16,460	19,314
Balance after transition, net of reinsurance recoverable		188,267	217,751
Fixed Annuities | Gross Basis
Liability for Future Policy Benefit, Expected Future Policy Benefit [Roll Forward]
Undiscounted expected future gross premiums		0	0
Discounted expected future gross premiums (at original discount rate)		0	0
Discounted expected future gross premiums (at current discount rate)		0	0
Undiscounted expected future benefits and expenses		306,286	293,095
Interest accrual		7,836	7,454
Gross premiums		$ 32,105	$ 35,672
Weighted-average duration of the liability in years (at original discount rate)		7 years	7 years
Weighted-average duration of the liability in years (at current discount rate)		6 years	7 years
Weighted-Average Interest Rate (At Original Discount Rate)		3.60%	3.47%
Weighted-average interest rate (at current discount rate)		5.33%	2.49%
Term Life and Fixed Annuities
Liability for Future Policy Benefit, Expected Net Premium [Roll Forward]
Balance, beginning of period		$ 12,485,056	$ 12,791,701
Effect of cumulative changes in discount rate assumptions, beginning of period		(1,826,120)	(2,461,823)
Balance at original discount rate, beginning of period		10,658,936	10,329,878
Effect of assumption update			1,295,294	39,089
Effect of actual variances from expected experiences and other activity			(113,804)	246,712
Adjusted balance, beginning of period			11,840,426	10,615,679
Issuances		470,343	777,403
Net Premium / Consideration Collected		(1,369,228)	(1,223,342)
Interest accural		525,149	489,196
Balance at original discount rate, end of period		11,466,690	10,658,936
Effect of cumulative changes in discount rate assumptions, end of period		(554,896)	1,826,120
Balance, end of period		10,911,794	12,485,056
Liability for Future Policy Benefit, Expected Future Policy Benefit [Roll Forward]
Balance, beginning of period		21,174,162	22,135,037
Effect of cumulative changes in discount rate assumptions, beginning of period		(3,623,979)	(4,920,924)
Balance at original discount rate, beginning of period		17,550,183	17,214,113
Effect of assumption update			1,756,995	40,236
Effect of actual variance from expected experience and other activity			(207,814)	266,583
Adjusted balance, beginning of period			19,099,364	17,520,932
Issuances		470,343	777,403
Interest accrual		896,361	840,117
Benefit Payments		(1,443,961)	(1,591,419)
Other adjustments		4,782	3,150
Balance at original discount rate, end of period		19,026,889	17,550,183	$ 17,214,113
Effect of cumulative changes in discount rate assumptions, end of period		(986,911)	3,623,979
Balance after transition, at current discount rate		18,039,978	21,174,162
Balance, end of period, pre-flooring		7,128,184	8,689,106
Flooring impact, end of period		0	951
Balance, end of period, post-flooring		7,128,184	8,690,057
Less: Reinsurance Recoverable		6,513,717	7,875,116
Balance after transition, net of reinsurance recoverable		614,467	814,941
Nonparticipating Traditional and Limited-Pay Business
Liability for Future Policy Benefit, Expected Future Policy Benefit [Roll Forward]
Loss in net income		83,000	15,000
Gain in net income		$ 82,000	$ 14,000

[1]	Amounts adjusted for the implementation of Accounting Standards Update ("ASU") 2018-12: Targeted Improvements to the Accounting for Long-Duration Contracts.